Commitments and contingent obligations - Schedule of Commitment Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 32,794
2016	33,079
2017	33,504
2018	33,172
2019	32,738
Thereafter	163,044
Operating leases, future minimum payments due	$ 328,331